Segment Information (Operating Results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	$ (144)	$ (24)	$ 132
Provision for income tax expense (benefit)	(38)	(6)	25
Net investment gains (losses)	(12)	(3)	13
Net derivative gains (losses)	(137)	(76)	129
Other adjustments to net income (loss)	(81)	(96)	(83)
Net income (loss)	(106)	(18)	107
Annuities
Segment Reporting Information [Line Items]
Interest revenue	153	121	97
Interest expense	0
Life
Segment Reporting Information [Line Items]
Interest revenue	33	35	36
Interest expense	0
Corporate & Other
Segment Reporting Information [Line Items]
Interest revenue	2	1	1
Interest expense	3
Operating Segments
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	19	(2)	16
Provision for income tax expense (benefit)	(4)	(1)	1
Adjusted earnings	23	(1)	15
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	14	(22)	(11)
Provision for income tax expense (benefit)	1	(6)	(4)
Adjusted earnings	13	(16)	(7)
Operating Segments | Life
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	7	16	33
Provision for income tax expense (benefit)	1	4	7
Adjusted earnings	6	12	26
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	(2)	4	(6)
Provision for income tax expense (benefit)	(6)	1	(2)
Adjusted earnings	4	3	(4)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Provision for income tax expense (benefit)	34	5	(24)
Net investment gains (losses)	(12)	(3)	13
Net derivative gains (losses)	(137)	(76)	129
Other adjustments to net income (loss)	$ (14)	$ 57	$ (26)